Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

Note 30. Subsequent Events

In December 2019, the COVID-19 outbreak occurred in Asia, which subsequently, in the first quarter of 2020, spread globally. In March 2020, the World Health Organization declared the spread of the COVID-19 virus a pandemic.

While various countries have implemented stimulus packages and other fiscal measures to attempt to reduce the impact of the pandemic on their economies, the impact of the pandemic on global economic activity and markets both in the short and longer term is uncertain at this time. The magnitude and duration of the disruption and resulting decline in business activity resulting from the COVID-19 pandemic is currently uncertain. While the Group expects that there will likely be some negative impact on its results of operations, cash flows and financial position from the pandemic beyond the near-term, the extent to which the COVID-19 pandemic impacts the Group's business, operations and financial results will depend on numerous evolving factors that management may not be able to accurately predict, including: the duration and scope of the pandemic; governmental, business and individuals' actions that have been and continue to be taken in response to the pandemic; the impact of the pandemic on economic activity and actions taken in response thereto; the effect on the Group's customers; its impacts on suppliers; and the impact of the pandemic on counterparties and their ability to carry out their obligations to the Group.

The Group has not yet experienced a significant impact to its business, results of operations, or financial position to-date as a result of the COVID-19 pandemic. However, the pandemic is dynamic and expanding and its ultimate scope, duration and effects are currently uncertain. Because of the uncertainties surrounding these factors and the long-term impact of the pandemic on global economies and markets, the extent of the financial impact of the pandemic cannot be reasonably estimated at this time.